Related Party Transactions - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)
Related Party Transaction [Line Items]
Loans to related parties	$ 11,300,000
Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Ownership percentage	19.00%		19.00%	19.00%
Accounts payable due to related parties	$ 6,200,000		$ 9,800,000
Repayment period of accounts payable due to related parties			3 years
Accrued and other liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable due to related parties	3,100,000		$ 3,900,000
Other noncurrent liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable due to related parties	3,100,000		5,900,000
3.0% Note Receivable due October 2020
Related Party Transaction [Line Items]
Loans to related parties	3,000,000
Interest rate on loans to related parties	0.030
Principal and accrued interest on loans receivable from related parties	2,700,000
Portion of loans to related parties attributable to embedded derivative	200,000
2.0% Loan to Member of Management | Management
Related Party Transaction [Line Items]
Loans to members of management	$ 700,000			€ 0.6
Stated interest rate	2.00%			2.00%
Amount of loan forgiven per year of continued employment plus accrued interest | €		€ 0.1
7% Loan due 2019 and 6% Loan due January 2020 [Member]
Related Party Transaction [Line Items]
Repayments of loans receivable from related parties received	$ 0
6% Loan due January 2020
Related Party Transaction [Line Items]
Stated interest rate					6.00%
7% Loan due June 2019
Related Party Transaction [Line Items]
Loans to related parties			$ 2,900,000		€ 2.0
Stated interest rate					7.00%